Fair Value Measurements - Additional Information (Detail) (Level 3, USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
5.535% Convertible Senior Notes due 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Estimated fair value of notes	$ 305,141
5.535% Convertible Senior Notes due 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Estimated fair value of notes	176,529
Convertible Promissory Note
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Estimated fair value of notes	$ 8,998